Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41635
Entity Registrant Name	Lavoro Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Av. Dr. Cardoso de Melo, 1450
Entity Address, Address Line Two	4th floor
Entity Address, Address Line Three	office 401
Entity Address, City or Town	São Paulo—SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	04548-005
Entity Common Stock, Shares Outstanding	114,585,757
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001945711
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Av. Dr. Cardoso de Melo, 1450
Entity Address, Address Line Two	4th floor
Entity Address, Address Line Three	office 401
Entity Address, City or Town	São Paulo—SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	04548-005
Contact Personnel Name	Julian Garrido Del Val Neto
City Area Code	55 (11)
Local Phone Number	4280-0709
Class A Ordinary Shares
Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.001 per share
Trading Symbol	LVRO
Security Exchange Name	NASDAQ
Common Stock Warrants
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A ordinary shares, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	LVROW
Security Exchange Name	NASDAQ